Short-Term and Long-Term Debts (Details)			6 Months Ended			12 Months Ended
	Sep. 21, 2023 CNY (¥)	Aug. 11, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)
Short-Term and Long-Term Debts [Line Items]
Line of credit	¥ 20,000,000				¥ 148,000,000
Amount borrowed			¥ 185,306,916	$ 26,001,419	50,876,549	¥ 128,247,467	$ 18,107,144	¥ 17,093,316
Repayments of credit facilities			145,737,636	$ 20,449,239	530,000	¥ 1,530,000	$ 216,019	140,000
Borrowed and repaid (in Dollars) | $
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Line of credit		¥ 100,000,000
Credit facility bear interest rates						5.40%	5.40%
Amount borrowed						¥ 108,247,467		17,093,316
Repayments of credit facilities						1,530,000		¥ 140,000
Expiration date		Jul. 25, 2030
Mr. Qifeng [Member]
Short-Term and Long-Term Debts [Line Items]
Amount borrowed						20,000,000
Repayments of credit facilities
Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Line of credit	¥ 20,000,000		185,306,916		50,876,549						¥ 198,000,000
Expiration date	Sep. 20, 2024
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Repayments of credit facilities			¥ 145,737,636		530,000
Due date		Jul. 25, 2030
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Line of credit		¥ 100,000,000
Credit facility bear interest rates			5.40%	5.40%
Repayment dates			December 30, 2024 to July 25, 2030	December 30, 2024 to July 25, 2030
Minimum [Member]
Short-Term and Long-Term Debts [Line Items]
Credit facility bear interest rates						3.70%	3.70%
Minimum [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Credit facility bear interest rates			3.70%	3.70%
Maximum [Member]
Short-Term and Long-Term Debts [Line Items]
Credit facility bear interest rates						4.00%	4.00%
Maximum [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Credit facility bear interest rates			4.00%	4.00%
Mr. Jianping Kong [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Line of credit					¥ 148,000,000